Capital Stock Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Capital Stock Transactions [Abstract]
Schedule Of Capital Stock Repurchases

	For the Years Ended December 31,
	2016	2015	2014
Total cost of repurchased shares (in thousands):	$102,313	$59,323	$110,019
Shares repurchased	780,134	460,765	1,182,934
Weighted average price per share	$131.15	$128.75	$93.01